Loan Servicing (Tables)	12 Months Ended
Dec. 31, 2011
Loan Servicing [Abstract]
Activity For MSRs And Related Valuation Allowance

December 31 (In thousands)	2011	2010
Mortgage servicing rights:
Carrying amount, net, beginning of year	$10,488	$10,780
Additions	1,659	3,062
Amortization	(2,573)	(3,180)
Change in valuation allowance	(273)	(174)
Carrying amount, net, end of year	$9,301	$10,488
Valuation allowance:
Beginning of year	$748	$574
Additions expensed	273	174
End of year	$1,021	$748